Consolidated statement of cash flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Generated from Operations
Net income/(loss)	CAD 3,395	CAD 485	CAD (1,140)
Depreciation and amortization	2,055	1,939	1,765
Goodwill and other asset impairment charges (Notes 8, 11 and 12)	1,257	1,388	3,745
Deferred income taxes (Note 16)	566	196	(102)
Deferred income taxes – U.S. Tax Reform (Note 16)	(804)	0	0
Income from equity investments (Note 9)	(773)	(514)	(440)
Distributions received from operating activities of equity investments (Note 9)	970	844	793
Employee post-retirement benefits funding, net of expense (Note 23)	(64)	(3)	44
(Gain)/loss on assets held for sale/sold (Notes 6 and 26)	(631)	833	125
Equity allowance for funds used during construction	(362)	(253)	(165)
Unrealized (gains)/losses on financial instruments	(149)	(149)	58
Other	43	55	47
(Increase)/decrease in operating working capital (Note 25)	(273)	248	(346)
Net cash provided by operations	5,230	5,069	4,384
Investing Activities
Capital expenditures (Note 4)	(7,383)	(5,007)	(3,918)
Capital projects in development (Note 4)	(146)	(295)	(511)
Contributions to equity investments (Notes 4 and 9)	(1,681)	(765)	(493)
Acquisitions, net of cash acquired	0	(13,608)	(236)
Proceeds from sale of assets, net of transaction costs	5,317	6	0
Other distributions from equity investments (Note 9)	362	727	9
Deferred amounts and other	(168)	159	270
Net cash used in investing activities	(3,699)	(18,783)	(4,879)
Financing Activities
Notes payable issued/(repaid), net	1,038	(329)	(1,382)
Long-term debt issued, net of issue costs	3,643	12,333	5,045
Long-term debt repaid	(7,085)	(7,153)	(2,105)
Junior subordinated notes issued, net of issue costs	3,468	1,549	917
Dividends on common shares	(1,339)	(1,436)	(1,446)
Dividends on preferred shares	(155)	(100)	(92)
Distributions paid to non-controlling interests	(283)	(279)	(224)
Common shares issued, net of issue costs	274	7,747	27
Common shares repurchased (Note 20)	0	(14)	(294)
Preferred shares issued, net of issue costs	0	1,474	243
Partnership units of TC PipeLines, LP issued, net of issue costs	225	215	55
Common units of Columbia Pipeline Partners LP acquired	(1,205)	0	0
Net cash (used in)/provided by financing activities	(1,419)	14,007	744
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	(39)	(127)	112
Increase in Cash and Cash Equivalents	73	166	361
Cash and Cash Equivalents, Beginning of year	1,016	850	489
Cash and Cash Equivalents, End of year	CAD 1,089	CAD 1,016	CAD 850